As filed with the U.S. Securities and Exchange Commission on December 7, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

BRAMSHILL INCOME
PERFORMANCE FUND

INSTITUTIONAL CLASS (BRMSX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 2017

TABLE OF CONTENTS

EXPENSE EXAMPLE	1
ALLOCATION OF PORTFOLIO HOLDINGS	2
SCHEDULE OF INVESTMENTS	3
STATEMENT OF ASSETS AND LIABILITIES	7
STATEMENT OF OPERATIONS	8
STATEMENT OF CHANGES IN NET ASSETS	9
FINANCIAL HIGHLIGHTS	10
NOTES TO FINANCIAL STATEMENTS	11
ADDITIONAL INFORMATION	17
PRIVACY NOTICE	19

Bramshill Income Performance Fund
EXPENSE EXAMPLE
September 30, 2017 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

Institutional Class
Actual Fund Return	$1,000.00	$1,005.50	$5.53
Hypothetical 5% Return	1,000.00	1,019.55	5.57

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Bramshill Income Performance Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
September 30, 2017 (Unaudited)

CORPORATE BONDS — 40.0%
EXCHANGE TRADED FUNDS — 14.7%
CLOSED-END FUNDS — 10.2%
MUNICIPAL BONDS — 1.4%
U.S. GOVERNMENT NOTE — 3.3%
PREFERRED STOCKS — 30.4%

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 38.4%
	BANKS ― 23.3%
	Bank of America Corp.
$7,639,000	8.000% (effective 1/30/2018, 3 month U.S. LIBOR +3.630%) (2) , 1/30/2018 (3)	$7,757,786
2,403,000	8.125% (effective 5/15/2018, 3 month U.S. LIBOR +3.640%) (2), 5/15/2018 (3)	2,481,098
	CIT Group, Inc.
4,252,000	5.800% (effective 6/15/2022, 3 month U.S. LIBOR +3.972%) (2) , 6/15/2022 (3)	4,427,395
	Citigroup, Inc.
2,701,000	5.800% (effective 11/15/2019, 3 month U.S. LIBOR +4.093%) (2) , 11/15/2019 (3)	2,792,159
11,139,000	5.875% (effective 3/27/2020, 3 month U.S. LIBOR +4.059%) (2) , 3/27/2020 (3)	11,648,609
	JPMorgan Chase & Co.
12,961,000	7.900% (effective 4/30/2018, 3 month U.S. LIBOR +3.470%) (2) , 4/30/2018 (3)	13,366,031
2,467,000	5.000% (effective 7/1/2019, 3 month U.S. LIBOR +3.320%) (2) , 7/1/2019 (3)	2,512,023
	Morgan Stanley
10,098,000	5.450% (effective 7/15/2019, 3 month U.S. LIBOR +3.610%) (2) , 7/15/2019 (3)	10,426,185
		55,411,286
	DIVERSIFIED FINANCIAL SERVICES ― 8.0%
	American Express Co.
6,813,000	5.200% (effective 11/15/2019, 3 month U.S. LIBOR +3.428%) (2) , 11/15/2019 (3)	7,000,357
5,625,000	4.900% (effective 3/15/2020, 3 month U.S. LIBOR +3.285%) (2) , 3/15/2020 (3)	5,737,500
	E*TRADE Financial Corp.
5,951,000	5.875% (effective 9/15/2026, 3 month U.S. LIBOR +4.435%) (2) , 9/15/2026 (3)	6,352,693
		19,090,550
	INSURANCE ― 1.9%
	Hartford Financial Services Group, Inc. (The)
4,434,000	8.125% (effective 6/15/2018, 3 month U.S. LIBOR +4.603%) (2) , 6/15/2038	4,611,360

	MEDIA ― 0.9%
	Viacom, Inc.
2,129,000	6.250% (effective 2/28/2027, 3 month U.S. LIBOR +3.899%) (2) , 2/28/2057	2,146,256

	OIL & GAS ― 1.9%
4,392,000	Southwestern Energy Co.
	7.750%, 10/1/2027	4,562,190

	PIPELINES ― 1.4%
	Enbridge, Inc.
3,256,000	5.500% (effective 7/15/2027, 3 month U.S. LIBOR +3.418%) (2) , 7/15/2077	3,304,840

	REAL ESTATE INVESTMENT TRUST ― 1.0%
2,420,000	Starwood Property Trust, Inc.
	4.375%, 4/1/2023 (5)	2,459,325

	TOTAL CORPORATE BONDS
	(Cost $91,610,761)	91,585,807

	The accompanying notes are an integral part of these financial statements

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
	MUNICIPAL BONDS ― 1.4%
$370,000	Brooklyn Arena Local Development Corp.
	6.375%, 7/15/2043 (4)	$414,955
5,735,000	Commonwealth of Puerto Rico
	8.000%, 7/1/2035	2,795,812

	TOTAL MUNICIPAL BONDS
	(Cost $3,697,879)	3,210,767

	U.S. GOVERNMENT NOTE ― 3.2%
7,451,700	United States Treasury Note
	2.750%, 2/28/2018	7,499,163

	TOTAL U.S. GOVERNMENT NOTE
	(Cost $7,501,491)	7,499,163

Number of
Shares		Value
	CLOSED-END FUNDS ― 9.8%
1,032,315	Invesco Senior Income Trust	4,635,095
1,346,917	Nuveen Credit Strategies Income Fund	11,435,325
1,412,191	Western Asset High Income Opportunity Fund, Inc.	7,244,540

	TOTAL CLOSED-END FUNDS
	(Cost $23,851,448)	23,314,960

	EXCHANGE TRADED FUNDS ― 14.1%
524,134	BlackRock Corporate High Yield Fund, Inc.	5,922,714
194,717	iShares Short Maturity Bond ETF	9,792,318
500,840	ProShares UltraShort 20+ Year Treasury (6)	17,819,887

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $34,386,889)	33,534,919

Number of
Shares	PREFERRED STOCKS ― 29.3%	Value
	BANKS ― 5.7%
169,876	Citigroup Capital XIII
	7.681% (1) (3 month U.S. LIBOR +6.370%) (2) , 10/30/2040	4,719,155
88,313	GMAC Capital Trust I
	7.100% (1) (3 month U.S. LIBOR +5.785%) (2) , 2/15/2040	2,331,463
	Valley National Bancorp
243,317	5.500% (effective 9/30/2022, 3 month U.S. LIBOR +3.578%) (2) , 9/30/2022 (3)	6,489,265
		13,539,883

	The accompanying notes are an integral part of these financial statements

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Number of
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES ― 4.1%
361,278	Ares Management LP
	7.000%, 6/30/2021 (3)	$9,797,859

	INVESTMENT COMPANIES ― 1.2%
106,846	Apollo Global Management LLC
	6.375%, 3/15/2022 (3)	2,812,187

	OIL & GAS ― 8.1%
101,380	Anadarko Petroleum Corp.
	7.500%, 6/7/2018 (5)	4,029,855
107,005	Hess Corp.
	8.000%, 2/1/2019 (5)	6,309,015
300,551	Southwestern Energy Co.
	6.250%, 1/15/2018 (5)	4,285,857
88,232	WPX Energy, Inc.
	6.250%, 7/31/2018 (5)	4,702,766
		19,327,493
	PIPELINES ― 1.9%
107,683	Kinder Morgan, Inc. DE
	9.750%, 10/26/2018 (5)	4,581,911

	REAL ESTATE INVESMTMENT TRUSTS ― 6.9%
	Annaly Capital Management, Inc.
291,392	6.950% (effective 9/30/2022, 3 month U.S. LIBOR +4.993%) (2) , 9/30/2022 (3)	7,497,516
139,638	Digital Realty Trust, Inc.
	7.375%, 3/26/2019 (3)	3,786,983
	Two Harbors Investment Corp.
103,392	7.625% (effective 7/27/2027, 3 month U.S. LIBOR +5.352%) (2) , 7/27/2027 (3)	2,703,701
91,951	Vornado Realty Trust
	5.700%, 10/30/2017 (3)	2,315,326
		16,303,526
	UTILITIES ― 1.4%
101,164	Entergy Arkansas, Inc.
	4.900%, 12/1/2052	2,550,344
31,079	Entergy Arkansas, Inc.
	4.875%, 9/1/2066	777,286
		3,327,630
	TOTAL PREFERRED STOCKS
	(Cost $68,998,446)	69,690,489

	TOTAL INVESTMENTS ― 96.2%
	(Cost $230,046,914)	228,836,105
	Other Assets in Excess of Liabilities ― 3.8%	9,051,067
	TOTAL NET ASSETS ― 100.0%	$237,887,172
	The accompanying notes are an integral part of these financial statements

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(1) Variable Rate security. Rates disclosed as of September 30, 2017.
(2) Fixed to floating rate. Effective date of change and formula disclosed.
(3) Perpetual Bond with no stated maturity date. Date provided is next call date.
(4) Pre-Refunded bond is escrowed with U.S. government obligations and/or U.S. government agency securities and is considered by the manager to be triple-A rated even if issuer has not applied from new ratings.
(5) Convertible.
(6) Non Income Producing.

 The accompanying notes are an integral part of these financial statements

Bramshill Income Performance Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017 (Unaudited)

Assets:
Investments in securities at value (cost $230,046,914)	$228,836,105
Cash	7,029,665
Receivables:
Fund shares sold	1,359,860
Dividends and interest	1,986,684
Prepaid expenses	15,819
Total assets	239,228,133

Liabilities:
Payables:
Investment securities purchased	619,000
Fund shares redeemed	356,060
Distributions to shareholders	128,366
Due to Investment Adviser	151,306
Accrued other expenses and other liabilities	86,229
Total liabilities	1,340,961

Net Assets	$237,887,172

Components of Net Assets:
Paid-in capital	$238,107,430
Undistributed net investment income	45,396
Accumulated net realized gain on investments	945,155
Net unrealized depreciation on investments	(1,210,809)
Net Assets	$237,887,172

Shares Outstanding (unlimited number of shares authorized, $0.01 par value)	23,431,012

Net Asset Value, Redemption Price and Offering Price Per Share	$10.15

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2017 (Unaudited)

Investment Income:
Dividend income	$2,424,429
Interest income	1,787,864
Total investment income	4,212,293

Expenses:
Advisory fees (Note 3)	830,774
Service fees	87,964
Administration and fund accounting fees	83,017
Transfer agent fees and expenses	26,572
Registration fees	22,510
Custody fees	12,708
Audit fees	10,115
Shareholder reporting fees	8,180
Legal fees	8,145
Compliance fees	6,463
Trustees' fees	5,856
Miscellaneous expenses	2,664
Insurance expenses	1,842
Total expenses	1,106,810
Less: Expenses waived by the Adviser	(31,691)
Net expenses	1,075,119
Net investment income	3,137,174

Realized and Unrealized Loss on Investments
Net realized gain on investments	100,465
Net change in unrealized appreciation/(depreciation) on investments	(1,500,887)
Net realized and unrealized loss on investments	(1,400,422)

Net increase in Net Assets Resulting from Operations	$1,736,752

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period
	Ended	April 11, 2016*
	September 30, 2017	through
	(Unaudited)	March 31, 2017
Operations:
Net investment income	$3,137,174	$1,630,028
Net realized gain on investments	100,465	1,372,005
Net change in unrealized appreciation/(depreciation) on investments	(1,500,887)	290,078
Net increase in net assets resulting from operations	1,736,752	3,292,111

Distributions to shareholders:
Net investment income	(3,193,754)	(1,632,982)
Net realized gains	-	(422,385)
Total distributions to shareholders	(3,193,754)	(2,055,367)

Capital Transactions:
Proceeds from shares sold	115,943,979	156,777,660
Reinvestment of distributions	2,723,806	1,555,986
Cost of shares repurchased	(19,948,059)	(18,945,942)
Net increase in net assets from capital transactions	98,719,726	139,387,704
Total Increase in Net Assets	97,262,724	140,624,448

Net Assets:
Beginning of period	140,624,448	-
End of period	$237,887,172	$140,624,448
Undistributed net investment income	$45,396	$101,976

Capital Share Transactions:
Shares sold	11,402,620	15,431,825
Shares reinvested	268,918	154,880
Shares repurchased	(1,968,050)	(1,859,181)
Net increase in shares outstanding	9,703,488	13,727,524

* Inception date

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period presented
	For the Six Months	For the Period
	Ended	April 11, 2016*
	September 30, 2017	through
	(Unaudited)	March 31, 2017
Net Asset Value, Beginning of Period	$10.24	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.16	0.22
Net realized and unrealized gain (loss) on investments	(0.09)	0.24
Total Income from Investment Operations	0.07	0.46

LESS DISTRIBUTIONS:
Net investment income	(0.16)	(0.17)
Net realized gain on investments	0.00	(0.05)
Total Distributions	(0.16)	(0.22)

Net Asset Value, End of Period	$10.15	$10.24

Total Return (2)(4)	0.65%	4.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$237,887	$140,624
Ratio of expenses to average net assets
Before fees waived by the Adviser (3)	1.13%	1.26%
After fees waived by the Adviser (3)	1.10%	1.10%
Ratio of net investment income to average net assets
Before fees waived by the Adviser (3)	3.18%	2.05%
After fees waived by the Adviser (3)	3.21%	2.20%
Portfolio turnover rate (2)	50%	243%

*	Inception date.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

Note 1 – Organization

Bramshill Income Performance Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Bramshill Investments, LLC (the “Adviser”) serves as the investment manager to the Fund.  The inception date of the Fund was April 11, 2016.  The investment objective of the Fund is to maximize total return.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.  The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

Level 2 -
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2017:

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$91,585,807	$-	$91,585,807
Municipal Bonds	-	3,210,767	-	3,210,767
U.S. Government Note	-	7,499,163	-	7,499,163
Closed-End Funds	23,314,960	-	-	23,314,960
Exchange Traded Funds	33,534,919	-	-	33,534,919
Preferred Stocks	69,690,489	-	-	69,690,489
Total	$126,540,368	$102,295,737	$-	$228,836,105

See the Schedule of Investments for further detail of investment classifications.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

(b) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities.  As of and during the period ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of September 30, 2017, the tax period ended March 31, 2017 is open to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

 (c) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are distributed monthly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(d) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of September 30, 2017, the Fund did not hold any restricted securities.

(e) Cash – Concentration in Uninsured Cash – For cash management purposes the Fund may concentrate cash with the Fund’s custodian.  This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  As of September 30, 2017, the Fund held $6,779,665 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) that exceeded the FDIC insurance limit.

(f) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered.  Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.85%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will waive/reimburse the Fund for expenses in excess of 1.10% of average daily net assets for Institutional Class shares, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Year waived/reimbursed	Amount	Expiration
2016	$115,120	March 31, 2019
2017	31,691	September 30, 2020
	$146,811

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $5,856 for their services and reimbursement of travel expenses during the period ended September 30, 2017. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended September 30, 2017, were as follows:

Purchases	$220,654,254
Sales	$78,915,244

Note 5 – Federal Income Tax Information

At March 31, 2017, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$129,467,154
Gross Unrealized Appreciation	1,070,480
Gross Unrealized Depreciation	(900,352)
Net Unrealized Appreciation on Investments	$170,128

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of paydown gains and losses on mortgage backed securities, foreign currency gains and losses, and amortization adjustments made for reporting purposes. The following reclassifications were the result of book to tax differences resulting from income earned and distributions received from partnerships and have no impact on the net assets of the Fund.  For the period ended March 31, 2017, permanent differences in book and tax accounting have been reclassified to capital, undistributed net investment income and accumulated realized gain as follows:

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid In Capital
$104,930	$(104,930)	$-

The tax character of distributions paid during the six months ended September 30, 2017, and the period ended March 31, 2017 were as follows:
Distributions Paid From:	Six Months ended September 30, 2017	Period ended March 31, 2017
Ordinary Income	$3,193,754	$2,055,367
Total Distributions Paid	$3,193,754	$2,055,367

As of March 31, 2017, the components of accumulated earnings were as follows:

Undistributed Ordinary Income	$1,043,025
Undistributed Long-term Capital Gains	23,591
Accumulated Earnings	1,066,616
Unrealized Appreciation (Depreciation)	170,128
Total Accumulated Earnings (Deficit)	$1,236,744

Note 6 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7 – Line of Credit

The Fund has access to an $8 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.  During the period ended September 30, 2017, the Fund did not draw on this line of credit.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited) (Continued)

Note 8 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  Subsequent to the period end, the Fund has made the following distributions per share:

Record Date	Payable Date	Distributions
10/30/2017	10/31/2017	$ 0.04212

The Fund has determined that there were no other subsequent events that would need to be disclosed in the Fund’s financial statements.

Bramshill Income Performance Fund
ADDITIONAL INFORMATION
September 30, 2017 (Unaudited)

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-877-BRAMS18 or on the EDGAR Database on the SEC’s website at  ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting held on August 22 and 23, 2017, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Bramshill Investments, LLC (“Bramshill” or the “Adviser”), for the Bramshill Income Performance Fund (the “Fund”).  Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of Bramshill, including information regarding its compliance program, its chief compliance officer and Bramshill’s compliance record, and its disaster recovery/business continuity plan.  The Board also considered the prior relationship between Bramshill and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that Bramshill had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Bramshill Income Performance Fund
ADDITIONAL INFORMATION (Continued)
September 30, 2017 (Unaudited)

•
In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and the Adviser’s similarly managed accounts.  With respect to the Fund, the Board considered that, although the Fund had underperformed relative to its peer group and the Adviser’s other accounts and outperformed relative to the Fund’s benchmark index since inception, the Fund had only slightly more than a year of performance results, which is a relatively short period of time from which to draw any meaningful conclusions.

•
The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds.  The Board noted that the Adviser had contractually agreed to maintain annual expense caps for each of the Fund’s classes.  The Board noted that, although the Fund’s advisory fee and net expense ratio were higher than the peer group median and average, both were well within the peer group range.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Bramshill were fair and reasonable.

•
With respect to the Fund, the Trustees considered Bramshill’s assertion that, based on the asset size of the Fund, economies of scale had not yet been achieved.  The Board also considered the Adviser’s commitment to maintain its cap on Fund expenses and its plans to enhance the firm’s operations and capabilities through reinvestment in its business.  The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•
The Trustees considered the profitability of Bramshill from managing the Fund.  In assessing Bramshill’s profitability, the Trustees reviewed Bramshill’s financial information that was provided in the Board materials and took into account both the direct and indirect benefits to Bramshill from managing the Fund.  The Trustees concluded that Bramshill’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Bramshill appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Bramshill Investments, LLC
411 Hackensack Avenue, 9th Floor
Hackensack, NJ 07601

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each president and treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  December 5, 2017

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  December 5, 2017